Commitments And Contingencies	9 Months Ended
Sep. 30, 2013
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE H—COMMITMENTS AND CONTINGENCIES

Legal Proceedings: The Company may from time to time be involved in legal proceedings arising from the normal course of business. Other than routine litigation arising out of the ordinary course of business, the Company is not presently subject to any litigation nor, to the Company’s knowledge, is any litigation threatened against the Company.  As of September 30, 2013,  the Company is not aware of any claims or potential liabilities that would need to be accrued or disclosed.

Due to the nature of the Company’s operations, it is possible that the Company’s existing properties have, or properties that the Company acquires in the future will have, asbestos or other environmental related liabilities.

Property Management Agreements: Prior to the recapitalization on June 1, 2012, the Company was externally managed and was a party to property management agreements with third parties with respect to the management of certain of the Company’s properties. The agreements provided for monthly management fees that ranged from 3.0% to 4.0% of gross monthly collections of rent. The Company paid total property management fees of approximately $0.1 million and $0.3 million for the three and nine months ended September 30, 2012, respectively, and such amounts are included in property operating expenses in the accompanying condensed consolidated statements of operations. There were no property management agreements or fees paid during the three and nine months ended September 30, 2013.

Operating Lease: The Company leases office space for the Company’s headquarters in Aventura, Florida through June 2014 for a total of approximately $0.2 million annually, including expenses. Rent expense included in the accompanying statement of operations was approximately $57,000 and $21,000 for the three months ended September 30, 2013 and 2012, respectively. The corresponding amounts for the nine months ended September 30, 2013 and 2012 were $168,000 and $63,000, respectively.

The following is a summary of approximate future minimum rentals under the non-cancellable operating lease as of September 30, 2013:

Period	Future Minimum Rents
Remainder of 2013	48,482
2014	80,809

Guarantee: In connection with the recapitalization described above, as a condition to closing, the Company and the Operating Partnership were required to become co-guarantors (and, with respect to certain properties, co-environmental indemnitors) on certain outstanding mortgage indebtedness related to the properties contributed as part of the recapitalization discussed in Note A in order to replace, and cause the release of, TSPFI and BREF as the guarantors and environmental indemnitors under the existing guarantees and environmental indemnity agreements, as applicable. The Company’s position as a co-guarantor and co-indemnitor with respect to the contributed properties could result in partial or full recourse liability to the Company or the Operating Partnership in the event of the occurrence of certain prohibited acts set forth in such agreements.

Other Contingencies: In the ordinary course of the Company’s business, the Company issues letters of intent indicating a willingness to negotiate for acquisitions, dispositions, or joint ventures and also enter into arrangements contemplating various transactions. Such letters of intent and other arrangements are typically non-binding as to either party unless and until a definitive contract is entered into by the parties. Even if definitive contracts relating to the purchase or sale of real property are entered into, these contracts generally provide the purchaser with time to evaluate the property and conduct due diligence, during which periods the purchaser will have the ability to terminate the contracts without penalty or forfeiture of any deposit or earnest money. There can be no assurance definitive contracts will be entered into with respect to any matter covered by letters of intent or that the Company will consummate any transaction contemplated by any definitive contract. Furthermore, due diligence periods for real property are frequently extended as needed.  Upon expiration of any applicable due diligence period, the Company is generally at risk under a real property acquisition contract unless the agreement provides for a right of termination, but generally only to the extent of any earnest money deposits the Company has paid in connection with the contract, and is generally obligated to sell under a real property sales contract. As of September 30, 2013, the Company had earnest money deposits of approximately $3.3 million included in prepaid expenses and other assets in the accompanying balance sheets, of which approximately $3.0 million was non-refundable. As of December 31, 2012, the Company had earnest money deposits of approximately $1.8 million included in prepaid expenses and other assets in the accompanying balance sheets, of which approximately $1.5 million was non-refundable.